Note D - Loans and Allowance for Loan Losses - Allowance for Loan Losses and the Recorded Investment of Loans Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Individually evaluated for impairment	$ 94	$ 2,981
Collectively evaluated for impairment	7,405	4,718
Total ending allowance balance	7,499	7,699	$ 6,648	$ 8,334
Loans individually evaluated for impairment	18,108	22,709
Loans collectively evaluated for impairment	751,211	712,192
Total ending loans balance	769,319	734,901
Residential Portfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment	1,470	939
Total ending allowance balance	1,470	939	1,087	1,426
Loans individually evaluated for impairment	1,420	717
Loans collectively evaluated for impairment	307,743	285,305
Total ending loans balance	309,163	286,022
Commercial Real Estate Portfolio Segment [Member]
Individually evaluated for impairment	94	2,535
Collectively evaluated for impairment	2,884	1,780
Total ending allowance balance	2,978	4,315	1,959	4,195
Loans individually evaluated for impairment	7,333	13,111
Loans collectively evaluated for impairment	206,113	200,896
Total ending loans balance	213,446	214,007
Commercial and Industrial Portfolio Segment [Member]
Individually evaluated for impairment		241
Collectively evaluated for impairment	1,024	666
Total ending allowance balance	1,024	907	2,589	1,602
Loans individually evaluated for impairment	9,154	8,465
Loans collectively evaluated for impairment	97,935	92,124
Total ending loans balance	107,089	100,589
Consumer Portfolio Segment [Member]
Individually evaluated for impairment		205
Collectively evaluated for impairment	2,027	1,333
Total ending allowance balance	2,027	1,538	$ 1,013	$ 1,111
Loans individually evaluated for impairment	201	416
Loans collectively evaluated for impairment	139,420	133,867
Total ending loans balance	$ 139,621	$ 134,283